Warrant Liability	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Warrant Liability
34.	IPO WARRANT LIABILITY
As at December 31, 2025, 24,178,999
IPO Warrants remain outstanding with an estimated fair value of US $
0.075
per IPO Warrant based on the market price of the IPO Warrants, for which the Company recognized a liability of $
2.5 million (US $1.8 million) (December 31, 2024 - $52.2 million; US $36.3 million). For the year ended December 31, 2025, a gain of $49.0 million on change in the fair value of the IPO Warrant liability is presented in the consolidated statements of net loss. For the year ended December 31, 2024, a loss of $
4.0
million on change in the fair value of the IPO Warrant liability is presented in the consolidated statements of net loss. The IPO Warrants will expire on October 19, 2026.